Fair Value Measurements (Assets and Liabilities Measured at Fair Value on Recurring Basis) (Detail) - Fair Value, Measurements, Recurring - JPY (¥) ¥ in Millions	Dec. 31, 2020	Dec. 31, 2019
Assets:
Cash and cash equivalents	¥ 500	¥ 506
Prepaid expenses and other current assets:
Derivatives	533	351
Total assets	20,248	18,327
Other current liabilities:
Derivatives	1,225	2,573
Total liabilities	1,225	2,573
Fund Trusts and Others
Investments:
Investments	532	730
Equity Securities
Investments:
Investments	18,683	16,740
Fair Value, Inputs, Level 1
Prepaid expenses and other current assets:
Total assets	18,967	17,229
Fair Value, Inputs, Level 1 | Fund Trusts and Others
Investments:
Investments	284	489
Fair Value, Inputs, Level 1 | Equity Securities
Investments:
Investments	18,683	16,740
Fair Value, Inputs, Level 2
Assets:
Cash and cash equivalents	500	506
Prepaid expenses and other current assets:
Derivatives	533	351
Total assets	1,281	1,098
Other current liabilities:
Derivatives	1,225	2,573
Total liabilities	1,225	2,573
Fair Value, Inputs, Level 2 | Fund Trusts and Others
Investments:
Investments	¥ 248	¥ 241